FINANCING RECEIVABLE (Schedule of Loans Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current financing receivable
Used car financing	$ 72,269
Financing for installment sales	27,702	$ 6,285
Other financing	47,833
Net deferred origination costs	209
Less allowance for financing receivable	(3,556)
Current financing receivable, net	144,457	$ 6,285
Long-term financing receivable
Financing for installment sales	3,112
Other financing	12,188
Less allowance for logn-term financing receivable	(27)
Long-term financing receivable, net	$ 15,273